NATURE AND CONTINUANCE OF OPERATIONS	3 Months Ended
Mar. 31, 2023
NATURE AND CONTINUANCE OF OPERATIONS
Nature And Continuance Of Operations

1. NATURE AND CONTINUANCE OF OPERATIONS

GameSquare Esports Inc. (formerly Magnolia Colombia Ltd.) (the “Company” or “GameSquare”) was incorporated under the Ontario Business Corporations Act on June 01, 2009. The Company is a publicly traded company with the registered office located at 150 York Street, Suite 1008, Toronto, Ontario, M5H 3S5, Canada.

GameSquare is focused on the esports market. The Company bridges the gap between global brands and the gaming and esports communities. GameSquare does this by signing talent in the influencer, on-screen talent and player categories as well as adding new companies to its roster of global brand relationships. On October 2, 2020, the Company completed a reverse acquisition with GameSquare (Ontario) Inc., which acquired all the outstanding shares of Code Red Esports Ltd. (“Code Red”) on the same day. On December 1, 2020, the Company completed the amalgamation with GameSquare (Ontario) Inc. On March 16, 2021, the Company acquired all the outstanding shares of Reciprocity Corp. (“Reciprocity”), which owned 100% of common shares of GCN Inc. (“GCN”), 100% of common shares of GameSquare Esports (USA) Inc. and 40% of the common shares of Biblos Gaming S.A. de C.V. (“Biblos”). On June 30, 2021, the Company acquired all the outstanding shares of NextGen Tech, LLC (dba. Complexity Gaming) (“Complexity”). On July 27, 2021, the Company acquired 100% of the outstanding shares of Swingman LLC. (dba Cut+Sew and Zoned) (“Cut+Sew”). The Company was traded on the Canadian Securities Exchange (CSE) under the symbol “GSQ” and on the OTCQB Venture Market in the Unites States under the symbol “GMSQF” until April 11, 2023 (refer to Subsequent Events Note 19).

These condensed interim consolidated financial statements include the accounts of the Company and its subsidiaries listed in the following table:

	Country of	Functional
Name of Subsidiary	Incorporation	Currency	Ownership Percentage
			March 31,	December 31,
			2023	2022

Code Red Esports Ltd. ("Code Red")	England and Wales	UK pound sterling	100%	100%
GameSquare Esports (USA) Inc. (dba as Fourth Frame Studios)	USA	U.S. Dollar	100%	100%
Biblos Gaming SA ("Biblos")	Mexico	Mexican Peso	NA	NA
GCN Inc. ("GCN")	USA	U.S. Dollar	100%	100%
NextGen Tech, LLC (dba as Complexity Gaming) ("Complexity")	USA	U.S. Dollar	100%	100%
Swingman LLC. (dba Cut+Sew and Zoned) (“Cut+Sew”)	USA	U.S. Dollar	100%	100%
Mission Supply LLC	USA	U.S. Dollar	100%	100%

During the year ended December 31, 2022, the Company sold its 40% interest in Biblos.

The accompanying condensed interim consolidated financial statements were prepared on a going concern basis, which contemplates the realization of assets and the payment of liabilities in the ordinary course of business. Accordingly, the condensed interim consolidated financial statements do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and meet its liabilities and commitments in other than the normal course of business and at amounts different from those in the consolidated financial statements. Such adjustments could be material.

As of March 31, 2023, the Company had a working capital deficit of $3,563,874 (December 31, 2022 – working capital deficit of $423,841). On June 30, 2022, the Company entered into an agreement for a $5 million credit facility for a one-year term, subject to extension, which will provide the Company with access to capital, if required, to execute on its strategic priorities. As of March 31, 2023, the Company had drawn down $750,000 on the credit facility (see Notes 9 and 19). The Company’s continuation as a going concern is dependent upon its ability to raise equity capital or borrowings sufficient to meet current and future obligations and ultimately achieve profitable operations. Management intends to finance operating costs over the next twelve months with issuance of common shares, loans, drawdowns on its credit facility or profits from its business activities. There is no assurance that the Company will be able to obtain such financings or obtain them on favorable terms. These matters represent material uncertainties that cast significant doubt on the Company’s ability to continue as a going concern.